Long-Term Obligations and Other Short-Term Borrowings (Schedule of Long-Term Obligations and Other Short-Term Borrowings) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Other obligations	$ 110.6	$ 6.1
Total	2,502.0	2,129.3
Less: current portion and other short-term borrowings	326.7	233.2
Long-term obligations, less current portion	2,175.3	1,896.1
4.00% Notes due 2015 [Member]
Notes payable	536.6	534.7
4.625% Notes due 2020 [Member]
Notes payable	500.1	0
5.50% Notes due 2013 [Member]
Notes payable	306.9	305.1
5.65% Notes due 2012 [Member]
Notes payable	211.7	216.1
5.80% Notes due 2016 [Member]
Notes payable	306.9	308.9
5.85% Notes due 2017 [Member]
Notes payable	158.0	158.0
6.00% Notes due 2017 [Member]
Notes payable	209.6	213.1
6.75% Notes due 2011 [Member]
Notes payable	0	218.7
7.80% Debentures due 2016 [Member]
Junior subordinated notes	37.1	44.1
7.00% Debentures due 2026 [Member]
Junior subordinated notes	$ 124.5	$ 124.5